Other comprehensive income - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Net gains/losses by valuation	€ (776)	€ (672)	€ (157)
Fair Value	83,308	85,239	108,038
Domestic | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	32	30	25
Capital losses by valuation	(1,173)	(926)	(663)
Net gains/losses by valuation	(1,141)	(896)	(638)
Fair Value	252	500	759
International
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	535	373	573
Capital losses by valuation	(1,311)	(1,045)	(730)
Net gains/losses by valuation	(776)	(672)	(157)
Fair Value	1,761	1,941	2,453
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	117	84	39
Capital losses by valuation	(71)	(60)	(58)
Net gains/losses by valuation	46	24	(19)
Fair Value	267	225	170
International | United States
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	16	15	13
Capital losses by valuation	0	0	(4)
Net gains/losses by valuation	16	15	9
Fair Value	19	29	31
International | Latin America and rest
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	370	244	496
Capital losses by valuation	(67)	(59)	(5)
Net gains/losses by valuation	303	185	491
Fair Value	1,223	1,187	1,493
Publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	316	246	500
Capital losses by valuation	(118)	(113)	(44)
Net gains/losses by valuation	198	133	456
Fair Value	1,225	1,200	1,521
Non publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	219	127	73
Capital losses by valuation	(1,193)	(932)	(686)
Net gains/losses by valuation	(974)	(805)	(613)
Fair Value	€ 536	€ 741	€ 932